Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
14.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the “Plan”), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. A total of 2,000,000 shares of common stock (2011—2,000,000) are reserved for issuance under the Plan, which is administered by the Company’s Board of Directors. The Plan expires ten years from the date of its adoption. At December 31, 2012, there are 884,319 (December 31, 2011—987,972) remaining shares left for issuance under this Plan.

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

A summary of the Company’s outstanding restricted shares and phantom share units as of December 31, 2012 and for the year then ended is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2009	44,374	$10.66	272,000	$13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	10.06	344,000	11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	13.04	534,000	12.72
Granted	63,653	14.17	40,000	17.68
Vested	(43,200)	13.04	—	—

December 31, 2012	63,653	$14.17	574,000	$13.07

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2012, 340,000 (2011—167,000) of the outstanding phantom share units were vested and available for exchange by the holder.

On December 7, 2012, the Company granted 5,674,148 SARs to an executive of the Company which vest and become exercisable in three tranches when and if the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche. The executive may exercise each vested tranche of SARs and receive common shares with a value equal to the difference between the applicable base price and the fair market value of the common shares on the exercise date.

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

Average expected term	1.5 years
Expected volatility	40.12%
Dividend yield	5.74%
Average risk free rate	0.47%

	Number of SARs	Base price	Expiration date
Tranche 1	1,846,154	$21.50	December 7, 2015
Tranche 2	1,898,734	24.00	December 7, 2016
Tranche 3	1,929,260	26.50	December 7, 2017

Total	5,674,148

During 2012, the Company recognized $2,838,000 (2011—$2,528,000; 2010—$2,670,000) related to restricted share units and phantom share units, $440,000 (2011—nil; 2010—nil) related to SARs and $750,000 (2011—$750,000; 2010—nil) in share-based compensation expenses related to other stock-based awards. In addition, the Company recognized $246,000 (2011—nil ; 2010—nil) in other stock-based awards that was capitalized to vessels under construction. During 2012, the total fair value of shares vested was $563,000 (2011—$462,000; 2010—$542,000). As at December 31, 2012, there was $12,519,000 (2011—$2,516,000) of total unrecognized compensation costs relating to unvested share-based compensation awards and SARs, which are expected to be recognized over a weighted average period of 15 months.

On January 27, 2012, as part of the acquisition of the Manager, the Company continued the Manager’s long-term incentive plan for certain of its employees (“the Participants”). Under this plan, the Manager has accrued for a bonus to employees to be paid, in part, with shares of the Company. At the acquisition date, $1,160,000 had been recorded related to this plan which has been transferred to additional paid in capital on the acquisition date. This plan was settled and the shares were issued by the Company to the Participants during the year.